Customer and Commercial Financing - Summary of Customer and Commercial Financing Maturities (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
DisclosureOfCustomerAndCommercialFinancingMaturities [Line Items]
Loans And Advances To Customers Gross		$ 37.7	$ 49.0
Expected credit losses		(5.7)	(19.1)
Loans and advances to customers		32.0	29.9
Current portion		9.6	8.5
Non-current portion		22.4	21.4
Aircraft [member]
DisclosureOfCustomerAndCommercialFinancingMaturities [Line Items]
Loans And Advances To Customers Gross	[1]	7.9	9.2
Spare Parts [member]
DisclosureOfCustomerAndCommercialFinancingMaturities [Line Items]
Loans And Advances To Customers Gross	[2]	$ 29.8	$ 39.8

[1]	Aircraft: financing provided to customers related to the acquisition of used aircraft. The fair value of used aircraft provided as collateral in the used aircraft customer financing structure, which could minimize the losses in case of default (collateral assets), were considered to reduce the expected credit losses (ECL) for such transaction.
[2]	Parts and services: financing provided to certain customers as a result of the COVID-19 impacts over the Commercial Aviation business related to the supply of parts and services mainly provided during the year of 2020. The terms negotiated within the renegotiation agreement establishes interest of 6% p.a. and annual principal payments until the final maturity date (2023). There is no collateral in the parts and services customer financing, however, the recurring supply of parts and services to the related customers relies on the timely payment of financings provided.